Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment Income:
Interest income		$ 714	$ 5,809	$ 24,355
Expenses:
General Partner fees (Note 2g)		741,571	168,227
Ongoing placement agent fees (Note 2g)		741,571	168,227
Management fees (Note 3)		556,177	542,326	821,492
Incentive fees (Note 3)		165,249
Brokerage fees (Note 2g)			1,323,653	3,285,965
Total expenses		2,204,568	2,202,433	4,107,457
Net investment loss		(2,203,854)	(2,196,624)	(4,083,102)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		8,429,385	9,880,237	(1,960,912)
Net change in unrealized gains (losses) on open contracts		(3,865,232)	824,560	1,206,417
Total trading results		4,564,153	10,704,797	(754,495)
Net income (loss)		2,360,299	8,508,173	(4,837,597)
Net income (loss) allocation:
Limited Partners		2,333,145	8,402,318	(4,784,987)
General Partner		$ 27,154	$ 105,855	$ (52,610)
Net Income (Loss) Per Unit (Note 7)
Limited Partners	[1]	$ 1.40	$ 4.82	$ (1.56)
General Partner	[1]	$ 1.40	$ 4.82	$ (1.56)
Weighted average Units outstanding		1,716,767.547	2,234,117.260	3,174,687.468
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Income:
Interest income		$ 1,688	$ 4,293	$ 17,660
Expenses:
General Partner fees (Note 2g)		493,060	121,926
Ongoing placement agent fees (Note 2g)		493,060	121,926
Management fees (Note 3)		369,796	465,518	810,845
Brokerage fees (Note 2g)			993,118	2,432,536
Total expenses		1,355,916	1,702,488	3,243,381
Net investment loss		(1,354,228)	(1,698,195)	(3,225,721)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		(706,577)	5,245,875	7,027,256
Net change in unrealized gains (losses) on open contracts		859,306	118,025	(120,080)
Total trading results		152,729	5,363,900	6,907,176
Net income (loss)		(1,201,499)	3,665,705	3,681,455
Net income (loss) allocation:
Limited Partners		(1,187,335)	3,619,985	3,639,202
General Partner		$ (14,164)	$ 45,720	$ 42,253
Net Income (Loss) Per Unit (Note 7)
Limited Partners	[1]	$ (0.64)	$ 2.18	$ 0.85
General Partner	[1]	$ (0.64)	$ 2.18	$ 0.85
Weighted average Units outstanding		1,936,883.560	2,626,817.960	3,896,667.551
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Income:
Interest income		$ 6,832	$ 6,237	$ 22,276
Expenses:
General Partner fees (Note 2g)		593,842	148,721
Ongoing placement agent fees (Note 2g)		593,842	148,721
Management fees (Note 3)		445,382	467,208	597,998
Incentive fees (Note 3)		486,201	782,951
Brokerage fees (Note 2g)			1,125,659	2,391,993
Total expenses		2,119,267	2,673,260	2,989,991
Net investment loss		(2,112,435)	(2,667,023)	(2,967,715)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		2,280,468	8,548,536	4,765,656
Net change in unrealized gains (losses) on open contracts		(834,747)	(722,641)	1,104,008
Total trading results		1,445,721	7,825,895	5,869,664
Net income (loss)		(666,714)	5,158,872	2,901,949
Net income (loss) allocation:
Limited Partners		(661,836)	5,089,498	2,866,532
General Partner		$ (4,878)	$ 69,374	$ 35,417
Net Income (Loss) Per Unit (Note 7)
Limited Partners	[1]	$ (0.34)	$ 2.32	$ 0.85
General Partner	[1]	$ (0.34)	$ 2.32	$ 0.85
Weighted average Units outstanding		2,044,032.244	2,473,873.456	3,418,522.950

[1]	Represents the change in net asset value per Unit.